LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Liabilities In Respect Of Government Grant Abstract
Balance on January 1,	$ 4,744	$ 4,396
Grants received	66	212
Royalties paid	(73)	(31)
Amounts recorded in profit or loss	77	167
Balance on December 31,	$ 4,814	$ 4,744